Equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated foreign currency translation adjustments	$ (12,140)	$ (10,340)
Accumulated unrealized gain on derivative instruments, net	26	26
Total other comprehensive loss	$ (12,114)	$ (10,314)